UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23101

American Funds Strategic Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Steven I. Koszalka

American Funds Strategic Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Strategic Bond FundSM Semi-annual report for the six months ended June 30, 2017

We believe high-
conviction investing
and diverse
perspectives lead
to better results.

American Funds Strategic Bond Fund seeks to provide maximum total return consistent with the preservation of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are total returns on a $1,000 investment with all distributions reinvested for the period ended June 30, 2017:

Class A shares	1 year	Lifetime (since 3/18/16)

Reflecting 3.75% maximum sales charge	–2.66%	0.38%

The total annual fund operating expense ratio was 1.03% for Class A shares as of the prospectus dated April 7, 2017. The net expense ratio was 1.01%.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses. The reimbursement will be in effect through at least April 7, 2018. The adviser may elect to extend, modify or terminate the reimbursement at that time. The investment results and net expense ratio shown reflect the reimbursement, without which the results would have been lower and the expenses higher. Refer to the fund’s most recent prospectus for details.

Fellow investors:

The U.S. economy grew modestly as the Federal Reserve continued on its path of monetary policy tightening in the first half of American Funds Strategic Bond Fund’s fiscal year. Over a period when credit flourished, with spreads to Treasuries tightening to post-crisis lows, the fund did not waver from its goal of exceeding its benchmark without taking equity-like risk.

For the six months ended June 30, 2017, the fund posted a total return of 2.49%, with all distributions reinvested. By comparison, the unmanaged Bloomberg Barclays U.S. Aggregate Index* — the core bond benchmark that the fund seeks to outpace — rose 2.27%. The fund’s peer group, as measured by the Lipper Multi-Sector Income Funds Average,† which generally holds a notably higher percentage of high-yield bonds than American Funds Strategic Bond Fund, gained 3.60%. Over this period, high-yield bonds gained 4.9%.

During the six-month period, the fund paid dividends totaling 4 cents a share, resulting in an income return of 0.40% for those investors who reinvested dividends or took their dividends in cash.

Bond market overview

In the first half of the year, the Fed hiked rates twice as part of the process to unwind its historically unprecedented monetary policy response to the 2008 financial crisis. Gross Domestic Product (GDP) rose at an annualized pace of 1.9% in the first half of 2017, up slightly from the growth rate of 1.5% seen for the year of 2016.

The Fed’s influence on Treasury yields impacted shorter dated securities more, raising yields. Yields of longer dated Treasuries fell during the period, with 10-year Treasury yields down 14 basis points to 2.31%.

Most bond sectors saw moderate gains, with high yield leading the way. The broader credit market had a strong six months, with investment-grade (BBB/Baa and above)

Results at a glance

For periods ended June 30, 2017, with all distributions reinvested

	Cumulative total returns	Average annual total returns
			Lifetime
	6 months	1 year	(since 3/18/16)

American Funds Strategic Bond Fund (Class A shares)	2.49%	1.12%	3.42%
Bloomberg Barclays U.S. Aggregate Index*	2.27	–0.31	1.93
Lipper Multi-Sector Income Funds Average†	3.60	5.90	7.20

*	Source: Bloomberg Index Services Ltd. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Source: Thomson Reuters Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

American Funds Strategic Bond Fund	1

corporate spreads to Treasuries grinding 14 basis points tighter to 109 basis points, the lowest since 2014. Markets exhaled in response to election results prolonging the status quo in France and the U.K. as global growth expectations rose modestly.

Although inflation expectations began to rise in the latter part of 2016, several weak reports in the second quarter dampened the market’s view. As a result, Treasury Inflation-Protected Securities, government-backed bonds that provide protection from rising consumer prices, returned 0.9%.

Inside the portfolio

Duration, which represents the fund’s sensitivity to changes in interest rates, and yield curve positioning provided a net positive contribution to relative results. Managers employed tactical positioning of long duration earlier in the year — prior to rates edging down. Toward the end of the period, they repositioned duration shorter — prior to yields drifting up.

The additive results from duration were partially offset by curve positioning as the portfolio managers had expected the yield curve to steepen when instead it flattened for the period. To manage duration and curve positioning, the managers utilized both cash bonds and derivatives such as interest rate swaps and futures. Here, the fund primarily used these derivatives to shift its interest-rate exposure away from short and long maturities toward intermediate maturities.

With inflation expectations declining in the second quarter, the fund’s TIPS position was also a detractor. One investment conviction that helped relative results was the fund’s significant underweight position in agency mortgage-backed securities, a relatively weak sector during the period.

The fund also benefitted from an overweight position in investment-grade companies, primarily stemming from investments in industrial issuers such as pharmaceutical and energy companies. Bond selection within the investment-grade corporate bond sector was positive, due in part to investments in banks, consumer non-cyclicals and technology issuers.

The managers are unwavering in their view that American Funds Strategic Bond Fund should behave like a bond fund. They viewed high-yield bond valuations as unattractive with the sector yielding close to its all-time lows in the second quarter. Consequently, they maintained limited exposure to high-yield bonds and did not benefit from this sector’s gains as much as some other multisector funds. Managers used derivatives — credit default swaps — to reduce exposure to the credit sector risks posed by their high-yield bond holdings, the combination of which was a net detractor for the period.

Looking ahead

Managers expect the Fed’s tightening to play out closer to its projections than the market consensus, which expresses more skepticism. These changes could make financial assets more vulnerable to repricing. As liquidity is withdrawn from the system, asset prices could see a negative impact.

2	American Funds Strategic Bond Fund

Managers believe that the weaker inflation readings in the second quarter were due more to temporary factors than a shift to lower long-run inflation. As a result, they continue to find TIPS attractive.

At current lofty valuations, much of the credit market provides a risk-reward for bond investors that skews to the downside. Such an environment does not inspire managers to take more credit risk on behalf of fund shareholders, particularly when global risk and uncertainty remain high while market volatility is low.

While other multisector funds may rely on riskier assets to chase higher returns, American Funds Strategic Bond Fund is designed to pursue excess returns while aiming to shield shareholders from outsized credit risk.

We appreciate your support and look forward to reporting to you again in six months.

Cordially,

David A.Hoag
President

August 16, 2017

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of July 31, 2017, reflecting the 3.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.96% (1.89% without the reimbursement).

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. Investing outside the United States involves additional risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

American Funds Strategic Bond Fund	3

Summary investment portfolio June 30, 2017	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	36.75%
AAA/Aaa	.61
AA/Aa	6.10
A/A	17.28
BBB/Baa	21.40
Below investment grade	9.61
Unrated	1.27
Short-term securities & other assets less liabilities	6.98
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 93.02%	Principal amount (000)	Value (000)
Corporate bonds & notes 45.18%
Financials 8.07%
Australia & New Zealand Banking Group Ltd. 2.625% 2022	$4,000	$4,007
Charles Schwab Corp, Series E, junior subordinated 4.625% 2049 (undated)	3,650	3,732
Goldman Sachs Group, Inc. 3.50% 2026	2,577	2,567
Goldman Sachs Group, Inc. 3.691% 2028	3,000	3,016
JPMorgan Chase & Co. 3.54%–3.78% 2028	2,795	2,841
Morgan Stanley (3-month USD-LIBOR + 1.22%) 2.373% 2024[1]	3,000	3,018
Morgan Stanley 3.625% 2027	1,500	1,511
National Australia Bank Ltd. 2.50% 2022	2,600	2,587
US Bancorp. 3.15% 2027	2,000	2,006
Wells Fargo & Co. 3.584% 2028	2,000	2,023
Other securities		7,814
		35,122

4	American Funds Strategic Bond Fund

	Principal amount (000)	Value (000)
Health care 7.29%
Abbott Laboratories 3.40% 2023	$655	$671
Abbott Laboratories 3.75% 2026	2,410	2,465
Abbott Laboratories 4.90% 2046	2,225	2,469
Becton, Dickinson and Co. 3.70% 2027	3,075	3,086
Becton, Dickinson and Co. 2.89%–3.36% 2022–2024	2,400	2,407
Novartis AG 3.10% 2027	3,200	3,243
Shire PLC 2.40% 2021	3,040	3,007
Shire PLC 2.88%–3.20% 2023–2026	3,200	3,152
Other securities		11,256
		31,756

Energy 6.87%
Anadarko Petroleum Corp. 5.55% 2026	1,805	2,021
Other securities		27,893
		29,914

Consumer discretionary 4.31%
Lowe’s Companies, Inc. 3.10% 2027	2,000	1,994
Lowe’s Companies, Inc. 4.05% 2047	2,000	2,042
Sirius XM Radio Inc 5.00% 2027[2]	2,200	2,227
Walt Disney Co. 2.95% 2027	2,200	2,182
Other securities		10,331
		18,776

Utilities 3.86%
EDP Finance BV 3.625% 2024[2]	3,600	3,560
Great Plains Energy Inc. 4.85% 2047	2,135	2,209
Other securities		11,054
		16,823

Information technology 3.62%
Broadcom Ltd. 3.00% 2022[2]	3,000	3,030
Broadcom Ltd. 3.625% 2024[2]	1,745	1,787
Broadcom Ltd. 3.875% 2027[2]	2,170	2,233
Other securities		8,697
		15,747

Industrials 3.51%
John Deere Capital Corp. 1.95% 2020	5,215	5,231
United Technologies Corp. 3.125% 2027	2,600	2,610
Other securities		7,449
		15,290

Consumer staples 3.21%
Costco Wholesale Corp. 3.00% 2027	2,600	2,597
Reckitt Benckiser Group PLC 2.375% 2022[2]	4,200	4,175
Reckitt Benckiser Group PLC 2.75% 2024[2]	1,435	1,423
Other securities		5,799
		13,994

Materials 2.89%
Potash Corp. of Saskatchewan Inc. 4.00% 2026	1,800	1,860
Sherwin-Williams Co. 3.45% 2027	1,865	1,882
Other securities		8,856
		12,598

Telecommunication services 1.16%
Other securities		5,047

American Funds Strategic Bond Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds & notes (continued)
Real estate 0.39%
Other securities			$1,689

Total corporate bonds & notes			196,756

U.S. Treasury bonds & notes 36.75%
U.S. Treasury 21.97%
U.S. Treasury 1.00% 2018[3]		$2,000	1,991
U.S. Treasury 1.75% 2022		6,368	6,333
U.S. Treasury 2.00% 2024		46,908	46,503
U.S. Treasury 2.00% 2024		19,977	19,814
U.S. Treasury 2.375% 2027		15,129	15,231
U.S. Treasury 3.00% 2047		4,000	4,135
U.S. Treasury 1.00%–3.00% 2019–2047		1,644	1,666
			95,673
U.S. Treasury inflation-protected securities 14.78%
U.S. Treasury Inflation-Protected Security 0.125% 2023[4]		1,907	1,891
U.S. Treasury Inflation-Protected Security 0.25% 2025[3,4]		2,374	2,335
U.S. Treasury Inflation-Protected Security 0.125% 2026[3,4]		9,741	9,404
U.S. Treasury Inflation-Protected Security 0.375% 2027[4]		31,985	31,441
U.S. Treasury Inflation-Protected Security 2.125% 2041[4]		2,903	3,637
U.S. Treasury Inflation-Protected Security 0.875% 2047[3,4]		13,269	12,894
U.S. Treasury Inflation-Protected Securities 0.63%–1.00% 2026–2046[3,4]		2,773	2,782
			64,384

Total U.S. Treasury bonds & notes			160,057

Bonds & notes of governments & government agencies outside the U.S. 9.76%
Brazil (Federative Republic of) 6.00% 2055[4]	BRL	6,661	2,114
India (Republic of) 7.61% 2030	INR	367,000	6,031
India (Republic of) 7.88% 2030		333,000	5,509
Japan, Series 20, 0.10% 2025[4]		¥500,500	4,643
Japan, Series 21, 0.10% 2026[4]		2,004,178	18,626
Kuwait (State of) 3.50% 2027[2]		$3,500	3,582
Other securities			2,011
			42,516

Municipals 1.07%
Illinois 0.56%
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[5]		2,600	2,437

Other 0.51%
Other securities			2,228

Total municipals			4,665

Asset-backed obligations 0.26%
Other securities			1,139

Total bonds, notes & other debt instruments (cost: $404,747,000)			405,133

6	American Funds Strategic Bond Fund

Short-term securities 6.57%	Principal amount (000)	Value (000)
Chariot Funding, LLC 1.15% due 7/10/2017[2]	$4,650	$4,649
Gotham Funding Corp. 1.20% due 7/14/2017[2]	12,000	11,994
Mizuho Bank, Ltd. 1.19% due 7/27/2017[2]	12,000	11,989

Total short-term securities (cost: $28,633,000)		28,632
Total investment securities 99.59% (cost: $433,380,000)		433,765
Other assets less liabilities 0.41%		1,785

Net assets 100.00%		$435,550

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,024,000, which represented .46% of the net assets of the fund.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[6] (000)	Value at 6/30/2017[7] (000)	Unrealized (depreciation) appreciation at 6/30/2017 (000)
10 Year Euro-Bund Futures	Long	40	September 2017	$4,000	$7,395	$(125)
10 Year U.S. Treasury Note Futures	Long	381	September 2017	38,100	47,827	(143)
20 Year U.S. Treasury Bond Futures	Short	85	September 2017	(8,500)	(13,063)	287
30 Year Ultra U.S. Treasury Bond Futures	Short	308	September 2017	(30,800)	(51,090)	439
5 Year U.S. Treasury Note Futures	Long	1,221	October 2017	122,100	143,878	(554)
2 Year U.S. Treasury Note Futures	Long	60	October 2017	12,000	12,967	(21)
90 Day Euro Dollar Futures	Short	65	September 2018	(16,250)	(15,972)	(28)
90 Day Euro Dollar Futures	Short	659	December 2018	(164,750)	(161,785)	(353)
						$(498)

Forward currency contracts

Contract amount				Unrealized (depreciation) appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2017 (000)
USD1,250	SGD1,730	JPMorgan Chase	7/7/2017	$(6)
USD858	AUD1,150	Citibank	7/7/2017	(26)
USD5,852	AUD7,900	JPMorgan Chase	7/7/2017	(219)
USD1,721	KRW1,935,000	Citibank	7/10/2017	30
USD2,848	MXN52,300	Bank of America, N.A.	7/10/2017	(29)

American Funds Strategic Bond Fund	7

Forward currency contracts (continued)

Contract amount				Unrealized (depreciation) appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2017 (000)
USD3,096	AUD4,100	Bank of America, N.A.	7/10/2017	$(55)
USD2,532	JPY280,000	HSBC Bank	7/14/2017	41
USD4,231	CAD5,600	JPMorgan Chase	7/14/2017	(89)
USD1,431	KRW1,599,600	JPMorgan Chase	7/17/2017	33
USD11,143	INR720,000	HSBC Bank	7/17/2017	30
BRL4,326	USD1,298	Citibank	7/17/2017	3
USD2,976	AUD3,950	Barclays Bank PLC	7/17/2017	(59)
USD948	JPY105,000	JPMorgan Chase	7/20/2017	14
USD1,058	KRW1,210,000	Citibank	7/20/2017	— [8]
USD2,180	BRL7,300	JPMorgan Chase	7/20/2017	(13)
USD1,080	SGD1,500	JPMorgan Chase	7/24/2017	(10)
USD758	AUD1,000	JPMorgan Chase	7/24/2017	(11)
MXN9,892	USD540	Bank of America, N.A.	7/27/2017	3
USD155	SGD215	Bank of America, N.A.	7/27/2017	(1)
JPY428,055	USD3,850	Citibank	7/27/2017	(40)
USD6,295	JPY700,000	Citibank	7/28/2017	63
USD3,848	SEK33,500	Goldman Sachs	7/28/2017	(135)
USD2,200	BRL7,350	JPMorgan Chase	7/31/2017	(3)
USD5,123	JPY571,000	Bank of America, N.A.	8/4/2017	38
				$(441)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)		Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2017 (000)
0.27%	SONIA	9/14/2017		£2,940,000	$115	$—	$115
U.S. EFFR	1.1745%	11/1/2017		$2,453,400	74	—	74
U.S. EFFR	1.19125%	11/1/2017		2,560,000	26	—	26
U.S. EFFR	1.17865%	11/1/2017		1,226,600	25	—	25
U.S. EFFR	1.18625%	11/1/2017		1,525,000	15	—	15
U.S. EFFR	1.201%	11/1/2017		625,000	—	—	—
U.S. EFFR	1.19875%	11/1/2017		625,000	—	—	—
U.S. EFFR	1.211%	11/1/2017		860,000	(17)	—	(17)
U.S. EFFR	1.204%	11/1/2017		1,790,000	(18)	—	(18)
SONIA	0.295%	11/2/2017		£2,500,000	98	—	98
1.135%	3-month Canada BA	6/22/2018	C$	255,000	(214)	—	(214)
1.1325%	3-month Canada BA	6/23/2018		130,000	(114)	—	(114)
3-month Canada BA	1.1875%	6/28/2018		255,000	145	—	145
3-month Canada BA	1.2075%	6/28/2018		130,000	54	—	54
7.48%	28-day MXN-TIIE	1/11/2019	MXN	690,000	274	—	274
7.46%	28-day MXN-TIIE	1/24/2019		390,000	156	—	156
1.385%	U.S. EFFR	3/14/2019		$234,000	19	—	19
7.195%	28-day MXN-TIIE	4/15/2019	MXN	220,000	58	—	58
3-month USD-LIBOR	1.5135%	4/19/2019		$315,000	369	—	369
1.348%	U.S. EFFR	5/26/2019		145,000	(158)	—	(158)
7.51%	28-day MXN-TIIE	5/30/2019	MXN	410,000	256	—	256

8	American Funds Strategic Bond Fund

Receive	Pay	Expiration date	Notional (000)		Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2017 (000)
3-month USD-LIBOR	1.504%	6/8/2019		$53,000	$92	$—	$92
3-month USD-LIBOR	1.5055%	6/8/2019		53,000	91	—	91
1.337%	U.S. EFFR	6/8/2019		106,000	(148)	—	(148)
3-month USD-LIBOR	1.5395%	6/12/2019		53,000	58	—	58
1.367%	U.S. EFFR	6/12/2019		53,000	(45)	—	(45)
3-month USD-LIBOR	1.553%	6/14/2019		53,000	47	—	47
1.37%	U.S. EFFR	6/14/2019		53,000	(42)	—	(42)
3-month USD-LIBOR	1.555%	6/21/2019		53,000	51	—	51
1.362%	U.S. EFFR	6/21/2019		53,000	(53)	—	(53)
3-month USD-LIBOR	1.5445%	6/28/2019		53,000	67	—	67
1.351%	U.S. EFFR	6/28/2019		53,000	(67)	—	(67)
1.8725%	3-month USD-LIBOR	3/20/2020		52,000	231	—	231
7.14%	28-day MXN-TIIE	4/29/2020	MXN	448,450	252	—	252
1.88984%	3-month USD-LIBOR	1/17/2022		$13,000	(11)	—	(11)
1.63%	U.S. EFFR	2/22/2022		32,700	(77)	—	(77)
3-month USD-LIBOR	1.9625%	5/3/2022		13,200	(18)	—	(18)
3-month USD-LIBOR	2.0075%	5/15/2022		20,500	(69)	—	(69)
6.99%	28-day MXN-TIIE	6/17/2022	MXN	130,000	60	—	60
2.045%	3-month USD-LIBOR	3/24/2023		$53,800	(332)	—	(332)
1.8875%	3-month USD-LIBOR	6/7/2023		33,600	(319)	—	(319)
1.569%	3-month USD-LIBOR	7/6/2023		40,500	(625)	—	(625)
1.615%	3-month USD-LIBOR	8/18/2023		73,000	(1,082)	—	(1,082)
1.309%	3-month USD-LIBOR	9/27/2023		4,100	(180)	—	(180)
1.3035%	3-month USD-LIBOR	9/27/2023		4,100	(181)	—	(181)
2.42%	3-month USD-LIBOR	11/18/2023		50,000	(34)	—	(34)
2.031%	3-month USD-LIBOR	1/17/2024		8,700	(23)	—	(23)
3-month USD-LIBOR	2.0955%	2/10/2024		1,700	(2)	—	(2)
1.805%	U.S. EFFR	2/21/2024		48,000	(50)	—	(50)
3-month USD-LIBOR	2.3055%	3/7/2024		16,000	(226)	—	(226)
3-month USD-LIBOR	2.326%	3/7/2024		16,000	(247)	—	(247)
3-month USD-LIBOR	2.3275%	3/7/2024		16,000	(248)	—	(248)
3-month USD-LIBOR	2.013%	6/29/2024		16,500	99	—	99
2.524%	3-month USD-LIBOR	4/14/2025		9,000	42	—	42
6-month JPY-LIBOR	0.1277%	3/24/2026		¥500,000	35	—	35
6-month JPY-LIBOR	(0.0823)%	7/11/2026		1,200,000	220	—	220
3-month USD-LIBOR	1.6835%	11/2/2026		$3,900	186	—	186
3-month USD-LIBOR	1.688%	11/2/2026		2,100	99	—	99
28-day MXN-TIIE	8.07%	1/1/2027	MXN	180,000	(658)	—	(658)
28-day MXN-TIIE	8.135%	1/14/2027		102,000	(400)	—	(400)
3-month USD-LIBOR	2.38%	2/15/2027		$13,100	(146)	—	(146)
3-month USD-LIBOR	2.466%	3/9/2027		16,700	(312)	—	(312)
3-month USD-LIBOR	2.5705%	3/14/2027		78,500	(2,190)	—	(2,190)
2.4805%	3-month USD-LIBOR	3/21/2027		27,000	535	—	535
2.333%	3-month USD-LIBOR	3/29/2027		30,000	198	—	198
2.3335%	3-month USD-LIBOR	3/29/2027		25,000	166	—	166
28-day MXN-TIIE	7.47%	4/5/2027	MXN	60,000	(74)	—	(74)
3-month SEK-STIBOR	1.125%	4/28/2027	SKr	138,000	130	—	130
0.8153%	6-month EURIBOR	4/28/2027		€14,500	(104)	—	(104)
3-month USD-LIBOR	2.293%	5/3/2027		$5,800	(16)	—	(16)
6-month GBP-LIBOR	1.206%	5/16/2027		£8,000	118	—	118
6-month GBP-LIBOR	1.215%	5/16/2027		8,000	109	—	109

American Funds Strategic Bond Fund	9

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)		Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2017 (000)
28-day MXN-TIIE	7.625%	5/20/2027	MXN	108,000	$(199)	$—	$(199)
3-month USD-LIBOR	2.679%	4/14/2030		$4,800	(41)	—	(41)
3-month USD-LIBOR	2.35%	3/24/2031		11,700	286	—	286
3-month USD-LIBOR	2.22%	6/7/2031		7,300	264	—	264
3-month USD-LIBOR	1.8929%	7/6/2031		8,700	554	—	554
3-month USD-LIBOR	1.87%	8/18/2031		15,500	1,021	—	1,021
3-month USD-LIBOR	2.57%	11/18/2031		11,000	96	—	96
3-month USD-LIBOR	2.625%	2/21/2047		2,000	(42)	—	(42)
3-month USD-LIBOR	2.673%	3/3/2047		8,000	(253)	—	(253)
2.818%	3-month USD-LIBOR	3/15/2047		6,300	399	—	399
3-month USD-LIBOR	2.601%	4/6/2047		5,300	(83)	—	(83)
3-month USD-LIBOR	2.609%	4/6/2047		5,200	(91)	—	(91)
1.4903%	6-month GBP-LIBOR	5/16/2047		£3,200	(107)	—	(107)
1.4763%	6-month GBP-LIBOR	5/16/2047		3,100	(117)	—	(117)
						$—	$(2,243)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments (000)	Unrealized appreciation at 6/30/2017 (000)
CDX.NA.HY.28	5.00%/Quarterly	6/20/2022	$104,075	$(7,179)	$(7,432)	$253

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Coupon rate may change periodically.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $88,543,000, which represented 20.33% of the net assets of the fund.
[3]	A portion of this security was pledged as collateral. The total value of pledged collateral was $15,180,000, which represented 3.49% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Notional amount is calculated based on the number of contracts and notional contract size.
[7]	Value is calculated based on the notional amount and current market price.
[8]	Amount less than one thousand.

10	American Funds Strategic Bond Fund

Key to abbreviations and symbols
AUD = Australian dollars
BA = Banker’s acceptances
BRL = Brazilian reais
CAD/C$ = Canadian dollars
EFFR = Federal Funds Effective Rate
EURIBOR = Euro Interbank Offered Rate
G.O. = General Obligation
GBP/£ = British pounds
INR = Indian rupees
JPY/¥ = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
SEK/SKr = Swedish kronor
SGD = Singapore dollars
SONIA = Sterling Overnight Interbank Average Rate
STIBOR = Stockholm Interbank Offered Rate
TIIE = Equilibrium Interbank Interest Rate
USD/$ = U.S. dollars

See Notes to Financial Statements

American Funds Strategic Bond Fund	11

Financial statements

Statement of assets and liabilities			unaudited
at June 30, 2017	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $433,380)			$433,765
Cash			979
Cash denominated in currencies other than U.S. dollars (cost: $1,715)			1,728
Unrealized appreciation on open forward currency contracts			255
Receivables for:
Sales of investments	$21,225
Sales of fund’s shares	1,566
Closed forward currency contracts	25
Variation margin on futures contracts	314
Variation margin on swap contracts	1,629
Interest	2,320		27,079
			463,806
Liabilities:
Unrealized depreciation on open forward currency contracts			696
Payables for:
Purchases of investments	24,735
Repurchases of fund’s shares	365
Investment advisory services	200
Services provided by related parties	89
Trustees’ deferred compensation	—	*
Variation margin on futures contracts	436
Variation margin on swap contracts	1,612
Other	123		27,560
Net assets at June 30, 2017			$435,550

Net assets consist of:
Capital paid in on shares of beneficial interest			$433,013
Undistributed net investment income			4,017
Undistributed net realized gain			1,163
Net unrealized depreciation			(2,643)
Net assets at June 30, 2017			$435,550

*	Amount less than one thousand.

See Notes to Financial Statements

12	American Funds Strategic Bond Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (42,484 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$303,054	29,556	$10.25
Class C	18,725	1,831	10.23
Class T	10	1	10.26
Class F-1	7,151	698	10.25
Class F-2	47,184	4,601	10.25
Class F-3	17,040	1,663	10.25
Class 529-A	7,940	775	10.25
Class 529-C	3,074	300	10.23
Class 529-E	399	39	10.25
Class 529-T	10	1	10.26
Class 529-F-1	3,272	319	10.25
Class R-1	133	13	10.25
Class R-2	905	88	10.24
Class R-2E	26	3	10.26
Class R-3	791	77	10.24
Class R-4	1,396	136	10.25
Class R-5E	26	3	10.26
Class R-5	183	18	10.26
Class R-6	24,231	2,362	10.26

See Notes to Financial Statements

American Funds Strategic Bond Fund	13

Statement of operations		unaudited
for the six months ended June 30, 2017	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $11)		$6,071
Fees and expenses*:
Investment advisory services	$1,018
Distribution services	475
Transfer agent services	152
Administrative services	40
Reports to shareholders	25
Registration statement and prospectus	267
Trustees’ compensation	1
Auditing and legal	23
Custodian	6
Other	46
Total fees and expenses before reimbursements	2,053
Less other reimbursements	81
Total fees and expenses after reimbursements		1,972
Net investment income		4,099

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers	3,969
Futures contracts	2,449
Forward currency contracts	551
Swap contracts	1,596
Currency transactions	(371)	8,194
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $112)	3,841
Futures contracts	(135)
Forward currency contracts	(2,132)
Swap contracts	(5,509)
Currency translations	15	(3,920)
Net realized gain and unrealized depreciation		4,274

Net increase in net assets resulting from operations		$8,373

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

14	American Funds Strategic Bond Fund

Statements of changes in net assets
	(dollars in thousands)

	Six months ended June 30, 2017*	For the period March 18, 2016† to December 31, 2016
Operations:
Net investment income	$4,099	$2,384
Net realized gain (loss)	8,194	(4,329)
Net unrealized (depreciation) appreciation	(3,920)	1,277
Net increase (decrease) in net assets resulting from operations	8,373	(668)

Dividends and distributions paid to shareholders:
Dividends from net investment income	(1,563)	(1,046)
Distributions from net realized gain on investments	—	(2,559)
Total dividends and distributions paid to shareholders	(1,563)	(3,605)

Net capital share transactions	143,140	289,873

Total increase in net assets	149,950	285,600

Net assets:
Beginning of period	285,600	—
End of period (including undistributed net investment income: $4,017 and $1,481, respectively)	$435,550	$285,600

*	Unaudited.
†	Commencement of operations.

See Notes to Financial Statements

American Funds Strategic Bond Fund	15

Notes to financial statements	unaudited

1. Organization

American Funds Strategic Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end, nondiversified management investment company. The fund seeks to provide maximum total return consistent with preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

* Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting

16	American Funds Strategic Bond Fund

principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

American Funds Strategic Bond Fund	17

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation

18	American Funds Strategic Bond Fund

guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity

American Funds Strategic Bond Fund	19

associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$196,756	$—	$196,756
U.S. Treasury bonds & notes	—	160,057	—	160,057
Bonds & notes of governments & government agencies outside the U.S.	—	42,516	—	42,516
Municipals	—	4,665	—	4,665
Asset-backed obligations	—	1,139	—	1,139
Short-term securities	—	28,632	—	28,632
Total	$—	$433,765	$—	$433,765

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$726	$—	$—	$726
Unrealized appreciation on open forward currency contracts	—	255	—	255
Unrealized appreciation on interest rate swaps	—	7,190	—	7,190
Unrealized appreciation on credit default swaps	—	253	—	253
Liabilities:
Unrealized depreciation on futures contracts	(1,224)	—	—	(1,224)
Unrealized depreciation on open forward currency contracts	—	(696)	—	(696)
Unrealized depreciation on interest rate swaps	—	(9,433)	—	(9,433)
Total	$(498)	$(2,431)	$—	$(2,929)

* Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries;

20	American Funds Strategic Bond Fund

overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

American Funds Strategic Bond Fund	21

Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

22	American Funds Strategic Bond Fund

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and

American Funds Strategic Bond Fund	23

on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

24	American Funds Strategic Bond Fund

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $667,940,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

American Funds Strategic Bond Fund	25

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $64,485,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $3,496,290,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and

26	American Funds Strategic Bond Fund

standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $64,046,000.

American Funds Strategic Bond Fund	27

The following tables present the financial statement impacts resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2017 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures contracts	Interest	Net unrealized appreciation*	$726	Net unrealized depreciation*	$1,224
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	255	Unrealized depreciation on open forward currency contracts	696
Forward currency	Currency	Receivables for closed forward currency contracts	25	Payables for closed forward currency contracts	—
Interest rate swaps	Interest	Net unrealized appreciation*	7,190	Net unrealized depreciation*	9,433
Credit default swaps	Credit	Net unrealized appreciation*	253	Net unrealized depreciation*	—
			$8,449		$11,353

		Net realized gain		Net unrealized (depreciation) appreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures contracts	Interest	Net realized gain on futures contracts	$2,449	Net unrealized depreciation on futures contracts	$(135)
Forward currency	Currency	Net realized gain on forward currency contracts	551	Net unrealized depreciation on forward currency contracts	(2,132)
Interest rate swaps	Interest	Net realized gain on interest rate swaps	5,388	Net unrealized depreciation on interest rate swaps	(6,821)
Credit default swaps	Credit	Net realized loss on credit default swaps	(3,792)	Net unrealized appreciation on credit default swaps	1,312
			$4,596		$(7,776)

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program due to its use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps. For forward currency contracts, the program calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. Treasury bills, as collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For futures contracts,

28	American Funds Strategic Bond Fund

interest rate swaps and credit default swaps, the program calls for the fund to pledge highly liquid assets, such as cash or U.S. Treasury bills, as collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2017, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$52	$(52)	$—	$—	$—
Citibank	96	(66)	—	—	30
HSBC Bank	71	(71)	—	—	—
JPMorgan Chase	47	(47)	—	—	—
UBS AG	14	—	—	—	14
Total	$280	$(236)	$—	$—	$44
Liabilities:
Bank of America, N.A.	$85	$(52)	$—	$—	$33
Barclays Bank PLC	59	—	—	—	59
Citibank	66	(66)	—	—	—
Goldman Sachs	135	(71)	—	—	64
JPMorgan Chase	351	(47)	(258)	—	46
Total	$696	$(236)	$(258)	$—	$202

* Non-cash collateral is shown on a settlement basis.

American Funds Strategic Bond Fund	29

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2017, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal or state tax authorities for tax years before 2015, the year the fund commenced operations for tax purposes.

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2016, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$2,234
Post-October capital loss deferral*	(6,982)

* This deferral is considered incurred in the subsequent year.

30	American Funds Strategic Bond Fund

As of June 30, 2017, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$5,195
Gross unrealized depreciation on investment securities	(4,852)
Net unrealized appreciation on investment securities	343
Cost of investment securities	433,422

All or a portion of any income dividends or capital gain distributions paid during the current fiscal year may be classified as a return of capital. The actual amount of return of capital will be determined as of December 31, 2017.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended June 30, 2017					For the period March 18, 2016[1] to December 31, 2016
Share class	Ordinary income		Long-term capital gains	Total dividends paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$1,051		$—	$1,051		$2,350		$188		$2,538
Class B2	—		—	—		1		—	[3]	1
Class C	12		—	12		96		10		106
Class T4	—	[3]	—	—	[3]
Class F-1	24		—	24		39		3		42
Class F-2	247		—	247		496		38		534
Class F-3[5]	49		—	49
Class 529-A	22		—	22		41		4		45
Class 529-B2	—	[3]	—	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-C	1		—	1		13		1		14
Class 529-E	1		—	1		3		—	[3]	3
Class 529-T4	—	[3]	—	—	[3]
Class 529-F-1	15		—	15		16		1		17
Class R-1	—	[3]	—	—	[3]	—	[3]	—	[3]	—	[3]
Class R-2	1		—	1		5		1		6
Class R-2E	—	[3]	—	—	[3]	—	[3]	—	[3]	—	[3]
Class R-3	2		—	2		1		—	[3]	1
Class R-4	5		—	5		12		1		13
Class R-5E	—	[3]	—	—	[3]	—	[3]	—	[3]	—	[3]
Class R-5	1		—	1		—	[3]	—	[3]	—	[3]
Class R-6	132		—	132		265		20		285
Total	$1,563		$—	$1,563		$3,338		$267		$3,605

[1]	Commencement of operations.
[2]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[3]	Amount less than one thousand.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

American Funds Strategic Bond Fund	31

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.570% of average daily net assets. For the six months ended June 30, 2017, the investment advisory services fee was $1,018,000.

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of the fund during its startup period. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the fund’s prospectus. For the six months ended June 30, 2017, total fees and expenses reimbursed by CRMC were $81,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts

32	American Funds Strategic Bond Fund

billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2017, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

American Funds Strategic Bond Fund	33

For the six months ended June 30, 2017, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$ 370		$ 113		$ 12		Not applicable
Class B1	—	[2]	—	[2]	Not applicable		Not applicable
Class C	72		7		4		Not applicable
Class T3	—		—	[2]	—	[2]	Not applicable
Class F-1	7		4		1		Not applicable
Class F-2	Not applicable		24		12		Not applicable
Class F-3[4]	Not applicable		—	[2]	2		Not applicable
Class 529-A	8		2		1		$2
Class 529-B1	—	[2]	—	[2]	—	[2]	—	[2]
Class 529-C	12		1		1		1
Class 529-E	1		—	[2]	—	[2]	—	[2]
Class 529-T3	—		—	[2]	—	[2]	—	[2]
Class 529-F-1	—		1		1		1
Class R-1	1		—	[2]	—	[2]	Not applicable
Class R-2	2		—	[2]	—	[2]	Not applicable
Class R-2E	—		—	[2]	—	[2]	Not applicable
Class R-3	1		—	[2]	—	[2]	Not applicable
Class R-4	1		—	[2]	—	[2]	Not applicable
Class R-5E	Not applicable		—	[2]	—	[2]	Not applicable
Class R-5	Not applicable		—	[2]	—	[2]	Not applicable
Class R-6	Not applicable		—	[2]	6		Not applicable
Total class-specific expenses	$ 475		$ 152		$ 40		$ 4

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Amount less than one thousand.
[3]	Class T and 529-T shares began investment operations on April 7, 2017.
[4]	Class F-3 shares began investment operations on January 27, 2017.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,000 in the fund’s statement of operations reflects $1,000 in current fees (either paid in cash or deferred) and a net increase of less than $1,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or

34	American Funds Strategic Bond Fund

affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2017.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2017

Class A	$119,817	11,756		$844		83		$(19,795)	(1,944)	$100,866	9,895
Class B2	1	—	[3]	—		—		(49)	(5)	(48)	(5)
Class C	10,205	1,004		12		1		(2,455)	(242)	7,762	763
Class T4	10	1		—		—		—	—	10	1
Class F-1	4,520	443		24		3		(769)	(75)	3,775	371
Class F-2	26,316	2,585		238		23		(21,868)	(2,149)	4,686	459
Class F-3[5]	17,240	1,695		39		4		(373)	(36)	16,906	1,663
Class 529-A	4,459	438		22		2		(412)	(40)	4,069	400
Class 529-B2	—	—		—	[3]	—	[3]	(17)	(2)	(17)	(2)
Class 529-C	1,807	178		1		—	[3]	(321)	(32)	1,487	146
Class 529-E	187	19		1		—	[3]	(9)	(1)	179	18
Class 529-T4	10	1		—	[3]	—	[3]	—	—	10	1
Class 529-F-1	1,315	130		15		2		(129)	(13)	1,201	119
Class R-1	85	8		—	[3]	—	[3]	(82)	(8)	3	— [3]
Class R-2	407	40		1		—	[3]	(2)	— [3]	406	40
Class R-2E	—	—		—		—		—	—	—	—
Class R-3	690	68		2		—	[3]	(2)	— [3]	690	68
Class R-4	603	59		4		—	[3]	— [3]	— [3]	607	59
Class R-5E	—	—		—		—		—	—	—	—
Class R-5	156	15		1		—	[3]	— [3]	— [3]	157	15
Class R-6	260	26		131		13		— [3]	— [3]	391	39
Total net increase (decrease)	$188,088	18,466		$1,335		131		$(46,283)	(4,547)	$143,140	14,050

See page 36 for footnotes.

American Funds Strategic Bond Fund	35

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

For the period March 18, 2016[6] to December 31, 2016

Class A	$214,336	21,045	$1,799		181		$(15,994)	(1,565)	$200,141	19,661
Class B	94	9	—	[3]	—	[3]	(45)	(4)	49	5
Class C	12,637	1,235	105		11		(1,809)	(178)	10,933	1,068
Class F-1	4,154	405	42		4		(844)	(82)	3,352	327
Class F-2	47,734	4,652	510		51		(5,735)	(561)	42,509	4,142
Class 529-A	3,955	386	44		4		(158)	(15)	3,841	375
Class 529-B	31	3	1		—	[3]	(14)	(1)	18	2
Class 529-C	1,617	158	15		2		(56)	(6)	1,576	154
Class 529-E	304	30	3		—	[3]	(90)	(9)	217	21
Class 529-F-1	2,042	201	17		2		(21)	(3)	2,038	200
Class R-1	125	13	—		—		—	—	125	13
Class R-2	492	47	5		1		—	—	497	48
Class R-2E	25	3	—		—		—	—	25	3
Class R-3	95	9	1		—	[3]	— [3]	— [3]	96	9
Class R-4	1,634	159	12		1		(855)	(83)	791	77
Class R-5E	25	3	—		—		—	—	25	3
Class R-5	25	3	—		—		—	—	25	3
Class R-6	23,332	2,295	284		28		(1)	— [3]	23,615	2,323
Total net increase (decrease)	$312,657	30,656	$2,838		285		$(25,622)	(2,507)	$289,873	28,434

[1]	Includes exchanges between share classes of the fund.
[2]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[3]	Amount less than one thousand.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.
[6]	Commencement of operations.

36	American Funds Strategic Bond Fund

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $285,080,000 and $209,939,000, respectively, during the period ended June 30, 2017.

10. Ownership concentration

At June 30, 2017, CRMC held 12% of the fund’s outstanding shares. The ownership represents the seed money invested in the fund when it began operations on March 18, 2016.

American Funds Strategic Bond Fund	37

Financial highlights

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations
Class A
Six months ended 6/30/2017[5,6]	$10.05	$.11	$.13	$.24
Period from 3/18/2016 to 12/31/2016[5,9]	10.00	.15	.05	.20
Class C
Six months ended 6/30/2017[5,6]	10.02	.08	.14	.22
Period from 3/18/2016 to 12/31/2016[5,9]	10.00	.07	.06	.13
Class T
Period from 4/7/2017 to 6/30/2017[5,6,10]	10.16	.07	.06	.13
Class F-1
Six months ended 6/30/2017[5,6]	10.04	.11	.14	.25
Period from 3/18/2016 to 12/31/2016[5,9]	10.00	.14	.05	.19
Class F-2
Six months ended 6/30/2017[5,6]	10.04	.13	.13	.26
Period from 3/18/2016 to 12/31/2016[5,9]	10.00	.15	.06	.21
Class F-3
Period from 1/27/2017 to 6/30/2017[5,6,11]	10.10	.12	.09	.21

38	American Funds Strategic Bond Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]		Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]
$(.04)	$—	$(.04)	$10.25	2.49%[7]		$303,054	1.17%[7,8]		1.13%[7,8]		2.27%[7,8]
(.05)	(.10)	(.15)	10.05	1.87	[7]	197,493	1.03	[7,8]	1.02	[7,8]	1.89	[7,8]
(.01)	—	(.01)	10.23	2.17		18,725	1.91	[8]	1.86	[8]	1.55	[8]
(.01)	(.10)	(.11)	10.02	1.32		10,704	1.78	[8]	1.77	[8]	.84	[8]
(.03)	—	(.03)	10.26	1.25	[7]	10	.18	[2,7]	.16	[2,7]	.64	[2,7]
(.04)	—	(.04)	10.25	2.49		7,151	1.22	[8]	1.17	[8]	2.26	[8]
(.05)	(.10)	(.15)	10.04	1.87		3,288	1.06	[8]	1.05	[8]	1.73	[8]
(.05)	—	(.05)	10.25	2.61		47,184	.95	[8]	.91	[8]	2.48	[8]
(.07)	(.10)	(.17)	10.04	2.03		41,608	.80	[8]	.79	[8]	1.80	[8]
(.06)	—	(.06)	10.25	1.95		17,040	.30	[2]	.27	[2]	1.21	[2]

See page 45 for footnotes.

American Funds Strategic Bond Fund	39

Financial highlights (continued)

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A
Six months ended 6/30/2017[5,6]	$10.04	$.11	$.14	$.25
Period from 3/18/2016 to 12/31/2016[5,9]	10.00	.12	.07	.19
Class 529-C
Six months ended 6/30/2017[5,6]	10.02	.07	.14	.21
Period from 3/18/2016 to 12/31/2016[5,9]	10.00	.05	.09	.14
Class 529-E
Six months ended 6/30/2017[5,6]	10.04	.10	.14	.24
Period from 3/18/2016 to 12/31/2016[5,9]	10.00	.15	.02	.17
Class 529-T
Period from 4/7/2017 to 6/30/2017[5,6,10]	10.16	.06	.07	.13
Class 529-F-1
Six months ended 6/30/2017[5,6]	10.04	.12	.14	.26
Period from 3/18/2016 to 12/31/2016[5,9]	10.00	.12	.08	.20
Class R-1
Six months ended 6/30/2017[5,6]	10.05	.09	.13	.22
Period from 3/18/2016 to 12/31/2016[5,9]	10.00	.19	.02	.21

40	American Funds Strategic Bond Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]		Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]
$(.04)	$—	$(.04)	$10.25	2.46%		$7,940	1.26%[8]		1.21%[8]		2.21%[8]
(.05)	(.10)	(.15)	10.04	1.83		3,768	1.16	[8]	1.15	[8]	1.48	[8]
— [12]	—	— [12]	10.23	2.14		3,074	1.97	[8]	1.92	[8]	1.49	[8]
(.02)	(.10)	(.12)	10.02	1.32		1,543	1.82	[8]	1.81	[8]	.63	[8]
(.03)	—	(.03)	10.25	2.40		399	1.39	[8]	1.35	[8]	2.05	[8]
(.03)	(.10)	(.13)	10.04	1.72	[7]	213	1.21	[7,8]	1.20	[7,8]	1.86	[7,8]
(.03)	—	(.03)	10.26	1.23	[7]	10	.19	[2,7]	.17	[2,7]	.63	[2,7]
(.05)	—	(.05)	10.25	2.59		3,272	.99	[8]	.94	[8]	2.46	[8]
(.06)	(.10)	(.16)	10.04	2.00		2,015	.85	[8]	.84	[8]	1.47	[8]
(.02)	—	(.02)	10.25	2.15	[7]	133	1.76	[7,8]	1.71	[7,8]	1.72	[7,8]
(.06)	(.10)	(.16)	10.05	2.09	[7]	126	.82	[7,8]	.82	[7,8]	2.40	[7,8]

See page 45 for footnotes.

American Funds Strategic Bond Fund	41

Financial highlights (continued)

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations
Class R-2
Six months ended 6/30/2017[5,6]	$10.03	$.09	$.14	$.23
Period from 3/18/2016 to 12/31/2016[5,9]	10.00	.08	.09	.17
Class R-2E
Six months ended 6/30/2017[5,6]	10.05	.13	.14	.27
Period from 3/18/2016 to 12/31/2016[5,9]	10.00	.20	.01	.21
Class R-3
Six months ended 6/30/2017[5,6]	10.05	.11	.12	.23
Period from 3/18/2016 to 12/31/2016[5,9]	10.00	.13	.07	.20
Class R-4
Six months ended 6/30/2017[5,6]	10.04	.12	.13	.25
Period from 3/18/2016 to 12/31/2016[5,9]	10.00	.01	.19	.20
Class R-5E
Six months ended 6/30/2017[5,6]	10.05	.13	.14	.27
Period from 3/18/2016 to 12/31/2016[5,9]	10.00	.20	.01	.21
Class R-5
Six months ended 6/30/2017[5,6]	10.05	.13	.13	.26
Period from 3/18/2016 to 12/31/2016[5,9]	10.00	.20	.01	.21

42	American Funds Strategic Bond Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]		Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]
$(.02)	$—	$(.02)	$10.24	2.28%		$905	1.64%[8]		1.59%[8]		1.83%[8]
(.04)	(.10)	(.14)	10.03	1.63		486	1.47	[8]	1.46	[8]	.94	[8]
(.06)	—	(.06)	10.26	2.64	[7]	26	.91	[7,8]	.78	[7,8]	2.59	[7,8]
(.06)	(.10)	(.16)	10.05	2.10	[7]	25	.79	[7,8]	.78	[7,8]	2.43	[7,8]
(.04)	—	(.04)	10.24	2.36		791	1.42	[8]	1.35	[8]	2.18	[8]
(.05)	(.10)	(.15)	10.05	1.83	[7]	95	1.09	[7,8]	1.08	[7,8]	1.57	[7,8]
(.04)	—	(.04)	10.25	2.52		1,396	1.13	[8]	1.08	[8]	2.31	[8]
(.06)	(.10)	(.16)	10.04	1.94		771	1.01	[8]	1.00	[8]	.18	[8]
(.06)	—	(.06)	10.26	2.64		26	.90	[8]	.78	[8]	2.59	[8]
(.06)	(.10)	(.16)	10.05	2.10		25	.78	[8]	.78	[8]	2.43	[8]
(.05)	—	(.05)	10.26	2.63		183	.88	[8]	.83	[8]	2.59	[8]
(.06)	(.10)	(.16)	10.05	2.09		25	.78	[8]	.78	[8]	2.43	[8]

See page 45 for footnotes.

American Funds Strategic Bond Fund	43

Financial highlights (continued)

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations
Class R-6
Six months ended 6/30/2017[5,6]	$10.05	$.13	$.14	$.27
Period from 3/18/2016 to 12/31/2016[5,9]	10.00	.07	.15	.22

	Six months ended June 30, 2017[2,5,6]	For the period 3/18/2016 to 12/31/2016[2,5,8]
Portfolio turnover rate for all share classes	272%	539%

See Notes to Financial Statements

44	American Funds Strategic Bond Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3,4]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]
$(.06)	$—	$(.06)	$10.26	2.65%	$24,231	.83%[8]		.79%[8]		2.58%[8]
(.07)	(.10)	(.17)	10.05	2.16	23,350	.72	[8]	.71	[8]	.89	[8]

[1]	Based on average shares outstanding.
[2]	Not annualized.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed a portion of other fees and expenses.
[4]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Unaudited.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Annualized.
[9]	For the period March 18, 2016, commencement of operations, through June 30, 2017.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Amount less than $.01.

American Funds Strategic Bond Fund	45

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2017, through June 30, 2017).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

46	American Funds Strategic Bond Fund

	Beginning account value 1/1/2017	Ending account value 6/30/2017	Expenses paid during period[1]	Annualized expense ratio
Class A — actual return	$1,000.00	$1,024.93	$5.67	1.13%
Class A — assumed 5% return	1,000.00	1,019.19	5.66	1.13
Class C — actual return	1,000.00	1,021.71	9.32	1.86
Class C — assumed 5% return	1,000.00	1,015.57	9.30	1.86
Class T — actual return[2]	1,000.00	1,012.51	1.60	.69
Class T — assumed 5% return[2]	1,000.00	1,021.37	3.46	.69
Class F-1 — actual return	1,000.00	1,024.94	5.87	1.17
Class F-1 — assumed 5% return	1,000.00	1,018.99	5.86	1.17
Class F-2 — actual return	1,000.00	1,026.06	4.57	.91
Class F-2 — assumed 5% return	1,000.00	1,020.28	4.56	.91
Class F-3 — actual return[3]	1,000.00	1,020.57	2.73	.64
Class F-3 — assumed 5% return[3]	1,000.00	1,021.62	3.21	.64
Class 529-A — actual return	1,000.00	1,024.57	6.07	1.21
Class 529-A — assumed 5% return	1,000.00	1,018.79	6.06	1.21
Class 529-C — actual return	1,000.00	1,021.43	9.62	1.92
Class 529-C — assumed 5% return	1,000.00	1,015.27	9.59	1.92
Class 529-E — actual return	1,000.00	1,024.01	6.77	1.35
Class 529-E — assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class 529-T — actual return[2]	1,000.00	1,012.33	1.76	.76
Class 529-T — assumed 5% return[2]	1,000.00	1,021.03	3.81	.76
Class 529-F-1 — actual return	1,000.00	1,025.85	4.72	.94
Class 529-F-1 — assumed 5% return	1,000.00	1,020.13	4.71	.94
Class R-1 — actual return	1,000.00	1,021.50	8.57	1.71
Class R-1 — assumed 5% return	1,000.00	1,016.31	8.55	1.71
Class R-2 — actual return	1,000.00	1,022.83	7.97	1.59
Class R-2 — assumed 5% return	1,000.00	1,016.91	7.95	1.59
Class R-2E — actual return	1,000.00	1,026.41	3.92	.78
Class R-2E — assumed 5% return	1,000.00	1,020.93	3.91	.78
Class R-3 — actual return	1,000.00	1,023.62	6.77	1.35
Class R-3 — assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class R-4 — actual return	1,000.00	1,025.15	5.42	1.08
Class R-4 — assumed 5% return	1,000.00	1,019.44	5.41	1.08
Class R-5E — actual return	1,000.00	1,026.44	3.92	.78
Class R-5E — assumed 5% return	1,000.00	1,020.93	3.91	.78
Class R-5 — actual return	1,000.00	1,026.32	4.17	.83
Class R-5 — assumed 5% return	1,000.00	1,020.68	4.16	.83
Class R-6 — actual return	1,000.00	1,026.51	3.97	.79
Class R-6 — assumed 5% return	1,000.00	1,020.88	3.96	.79

See page 48 for footnotes.

American Funds Strategic Bond Fund	47

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on April 7, 2017. The “assumed 5% return” line is based on 181 days.
[3]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on January 27, 2017. The “assumed 5% return” line is based on 181 days.

48	American Funds Strategic Bond Fund

Approval of Investment Advisory and Service Agreement

American Funds Strategic Bond Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for a one-year term through April 30, 2018. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board also considered the nature, extent and quality of administrative, compliance and shareholder services that would be provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board concluded that the nature, extent and quality of the services provided by CRMC would benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing maximum total return consistent with preservation of capital. They compared the fund’s investment results with those of other relevant funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, from the Fund’s launch date of March 18, 2016 through October 31, 2016. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against the Lipper Multi-Sector Income Funds Average and the Bloomberg Barclays U.S. Aggregate Index. They noted the brief operating period of the fund and that the investment results for the

American Funds Strategic Bond Fund	49

period were below the results of the Lipper average, and above the results for the Barclays Index. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund compared to those of other relevant funds. The board noted that CRMC was reimbursing expenses during the fund’s start-up period. They observed that the fund’s advisory fees were in line with the median of the other funds in the Lipper Average and its total expenses were above the median of such other funds. In addition, the board reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

50	American Funds Strategic Bond Fund

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Strategic Bond Fund	51

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

52	American Funds Strategic Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2017, portfolio of American Funds Strategic Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Strategic Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Strategic Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Strategic Bond FundSM

Investment portfolio

June 30, 2017

unaudited

Bonds, notes & other debt instruments93.02% Corporate bonds & notes45.18% Financials8.07%	Principal?amount (000)	Value (000)
Australia & New Zealand Banking Group Ltd. 2.625% 2022	$4,000	$4,007
Charles Schwab Corp, Series E, junior subordinated 4.625% 2049	3,650	3,732
Citigroup Inc. 3.887% 2028	975	992
Goldman Sachs Group, Inc. 3.50% 2026	2,577	2,567
Goldman Sachs Group, Inc. 3.691% 2028	3,000	3,016
HSBC Holdings PLC 4.041% 2028	1,400	1,452
JPMorgan Chase & Co. 3.54% 2028	1,200	1,208
JPMorgan Chase & Co. 3.782% 2028	1,595	1,633
Morgan Stanley (3-month USD-LIBOR + 1.22%) 2.373% 20241	3,000	3,018
Morgan Stanley 3.625% 2027	1,500	1,511
National Australia Bank Ltd. 2.50% 2022	2,600	2,587
Navient Corp. 6.50% 2022	275	292
New York Life Global Funding 1.70% 20212	1,600	1,560
UniCredit SPA 3.75% 20222	1,750	1,794
UniCredit SPA 5.861% 20322	1,675	1,724
US Bancorp. 3.15% 2027	2,000	2,006
Wells Fargo & Co. 3.584% 2028	2,000	2,023
		35,122
Health care7.29%
Abbott Laboratories 3.40% 2023	655	671
Abbott Laboratories 3.75% 2026	2,410	2,465
Abbott Laboratories 4.90% 2046	2,225	2,469
AbbVie Inc. 3.20% 2026	310	307
AbbVie Inc. 4.45% 2046	995	1,033
Allergan PLC 3.80% 2025	635	658
Becton, Dickinson and Co. 2.894% 2022	1,140	1,143
Becton, Dickinson and Co. 3.363% 2024	1,260	1,264
Becton, Dickinson and Co. 3.70% 2027	3,075	3,086
Centene Corp. 4.75% 2025	425	438
Community Health Systems Inc. 6.25% 2023	1,000	1,036
Concordia Healthcare Corp. 9.00% 20222	625	477
Concordia Healthcare Corp. 9.50% 20222	575	101
inVentiv Health, Inc. 7.50% 20242	670	730
Kinetic Concepts, Inc. 12.50% 20212	365	412
Novartis AG 3.10% 2027	3,200	3,243
Shire PLC 2.40% 2021	3,040	3,007
Shire PLC 2.875% 2023	1,315	1,305
Shire PLC 3.20% 2026	1,885	1,847
Tenet Healthcare Corp. 4.625% 20242	547	550
Tenet Healthcare Corp. 4.625% 20242	397	399
Teva Pharmaceutical Finance Company BV 2.20% 2021	975	958
Teva Pharmaceutical Finance Company BV 4.10% 2046	1,650	1,528
UnitedHealth Group Inc. 3.45% 2027	550	566
VPI Escrow Corp. 7.50% 20212	575	559
VPI Escrow Corp. 6.50% 20222	225	237

American Funds Strategic Bond Fund — Page 1 of 10

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal?amount (000)	Value (000)
VPI Escrow Corp. 7.00% 20242	$425	$448
VRX Escrow Corp. 5.875% 20232	950	819
		31,756
Energy6.87%
Anadarko Petroleum Corp. 5.55% 2026	1,805	2,021
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 20222	1,010	1,023
Canadian Natural Resources Ltd. 2.95% 2023	325	323
Canadian Natural Resources Ltd. 3.85% 2027	605	603
Canadian Natural Resources Ltd. 4.95% 2047	385	393
Cenovus Energy Inc. 4.25% 20272	250	239
Cenovus Energy Inc. 5.25% 20372	523	490
Cenovus Energy Inc. 5.40% 20472	364	341
Cheniere Energy, Inc. 7.00% 2024	330	370
Cheniere Energy, Inc. 5.125% 20272	675	693
Chesapeake Energy Corp. 8.00% 20252	850	845
ConocoPhillips 4.95% 2026	125	139
Devon Energy Corp. 5.85% 2025	550	626
Enbridge Energy Partners, LP 5.875% 2025	155	177
Enbridge Energy Partners, LP 7.375% 2045	905	1,158
Enbridge Inc. 5.50% 2046	475	538
Energy Transfer Partners, LP 4.75% 2026	710	740
Energy Transfer Partners, LP 4.20% 2027	210	210
Energy Transfer Partners, LP 6.125% 2045	470	516
Energy Transfer Partners, LP 5.30% 2047	1,000	994
EnLink Midstream Partners, LP 4.85% 2026	400	417
EnLink Midstream Partners, LP 5.45% 2047	610	611
Halliburton Co. 5.00% 2045	570	610
Kinder Morgan, Inc. 4.30% 2025	200	208
Kinder Morgan, Inc. 5.55% 2045	1,200	1,278
MPLX LP 4.125% 2027	230	231
MPLX LP 5.20% 2047	260	268
NGL Energy Partners LP 6.875% 2021	475	474
Peabody Energy Corp. 6.00% 20222	125	125
Peabody Energy Corp. 6.375% 20252	125	124
Petrobras Global Finance Co. 8.375% 2021	750	841
Petrobras Global Finance Co. 7.375% 2027	885	939
Petrobras Global Finance Co. 7.25% 2044	300	296
Petróleos Mexicanos 6.375% 2021	185	201
Petróleos Mexicanos 6.875% 2026	375	416
Petróleos Mexicanos 6.75% 2047	685	693
Phillips 66 Partners LP 4.90% 2046	225	223
Range Resources Corp. 4.875% 2025	600	573
Royal Dutch Shell PLC 3.75% 2046	690	656
Sabine Pass Liquefaction, LLC 4.20% 20282	280	283
Schlumberger BV 4.00% 20252	500	525
Shell International Finance BV 2.875% 2026	550	543
Southwestern Energy Co. 6.70% 2025	615	604
Spectra Energy Partners, LP 4.50% 2045	100	99
Tallgrass Energy Partners, LP 5.50% 20242	425	432
Teekay Corp. 8.50% 2020	1,000	916
Tesoro Logistics LP 6.375% 2024	50	54
Transocean Inc. 9.00% 20232	1,625	1,694
Valero Energy Partners LP 4.375% 2026	900	922

American Funds Strategic Bond Fund — Page 2 of 10

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Western Gas Partners LP 4.65% 2026	$255	$261
Williams Partners LP 4.30% 2024	905	943
Williams Partners LP 5.10% 2045	975	1,015
		29,914
Consumer discretionary4.31%
American Axle & Manufacturing Holdings, Inc. 6.50% 20272	375	366
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20272	1,800	1,845
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 20472	705	750
Comcast Corp. 3.30% 2027	1,500	1,520
Ford Motor Credit Co. 5.291% 2046	920	949
Hilton Worldwide Holdings Inc. 4.25% 20242	650	661
Lowe’s Companies, Inc. 3.10% 2027	2,000	1,994
Lowe’s Companies, Inc. 4.05% 2047	2,000	2,042
Newell Rubbermaid Inc. 5.50% 2046	280	338
Petsmart, Inc. 7.125% 20232	1,125	1,004
Petsmart, Inc. 8.875% 20252	625	579
Schaeffler Verwaltungs 4.75% 20262,3	940	953
Sirius XM Radio Inc 5.00% 20272	2,200	2,227
Toyota Motor Credit Corp. 2.25% 2023	1,395	1,366
Walt Disney Co. 2.95% 2027	2,200	2,182
		18,776
Utilities3.86%
Duke Energy Corp. 2.65% 2026	685	652
EDP Finance BV 3.625% 20242	3,600	3,560
Emera Inc. 6.75% 2076	475	539
Emera US Finance LP 4.75% 2046	475	504
Entergy Corp. 3.12% 2027	1,600	1,597
Eversource Energy 2.75% 2022	365	368
Exelon Corp. 3.497% 2022	1,500	1,540
FirstEnergy Corp. 2.85% 2022	635	634
FirstEnergy Corp. 3.90% 2027	1,055	1,057
FirstEnergy Corp. 4.85% 2047	1,060	1,079
Great Plains Energy Inc. 3.90%2027	1,115	1,130
Great Plains Energy Inc. 4.20% 2047	400	410
Great Plains Energy Inc. 4.85% 2047	2,135	2,209
Indiana Michigan Power Co. 3.75% 2047	600	586
Public Service Enterprise Group Inc. 2.00% 2021	930	910
Talen Energy Corp. 4.625% 20192	49	48
		16,823
Information technology3.62%
Analog Devices, Inc. 3.125% 2023	1,300	1,315
Analog Devices, Inc. 3.50% 2026	890	899
Apple Inc. 3.20% 2027	1,330	1,344
Apple Inc. 3.35% 2027	1,000	1,025
BMC Software, Inc. 8.125% 20212	570	593
Broadcom Ltd. 3.00% 20222	3,000	3,030
Broadcom Ltd. 3.625% 20242	1,745	1,787
Broadcom Ltd. 3.875% 20272	2,170	2,233
Camelot Finance SA 7.875% 20242	1,175	1,269
CCC Information Services Inc., Term Loan (3-month USD-LIBOR + 6.75%) 7.976% 20251,4,5	275	282
JDA Software Group, Inc. 7.375% 20242	225	235

American Funds Strategic Bond Fund — Page 3 of 10

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal?amount (000)	Value (000)
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.420% 20241,4,5	$300	$311
Microsoft Corp. 4.25% 2047	500	544
Unisys Corp. 10.75% 20222	800	880
		15,747
Industrials3.51%
CSX Corp. 3.25% 2027	786	795
ERAC USA Finance Co. 4.20% 20462	845	800
FedEx Corp. 4.40% 2047	1,500	1,551
Hardwoods Acquisition Inc 7.50% 20212	975	875
Honeywell International Inc. 2.50% 2026	1,485	1,425
John Deere Capital Corp. 1.95% 2020	5,215	5,231
Siemens AG 2.35% 20262	1,600	1,513
United Technologies Corp. 3.125% 2027	2,600	2,610
USG Corp. 4.875% 20272	475	490
		15,290
Consumer staples3.21%
Altria Group, Inc. 3.875% 2046	1,160	1,131
Anheuser-Busch InBev NV 3.65% 2026	290	299
BJ’s Wholesale Club, Term Loan, (3-month USD-LIBOR + 7.50%) 8.71% 20251,4,5	500	489
Costco Wholesale Corp. 3.00% 2027	2,600	2,597
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 6.726% 20231,4,5	932	942
Molson Coors Brewing Co. 3.00% 2026	570	549
PepsiCo, Inc. 4.00% 2047	1,400	1,437
Philip Morris International Inc. 2.625% 2022	695	700
Reckitt Benckiser Group PLC 2.375% 20222	4,200	4,175
Reckitt Benckiser Group PLC 2.75% 20242	1,435	1,423
Reynolds American Inc. 5.85% 2045	205	252
		13,994
Materials2.89%
Consolidated Energy Finance SA 6.875% 20252	875	904
First Quantum Minerals Ltd. 7.25% 20222	1,000	1,025
First Quantum Minerals Ltd. 7.50% 20252	625	614
FMG Resources 4.75% 20222	675	679
FMG Resources 5.125% 20242	1,225	1,228
Hexion Inc. 6.625% 2020	650	596
Hexion Inc. 10.375% 20222	440	438
LYB International Finance BV 3.50% 2027	955	943
Olin Corp. 5.125% 2027	425	439
Potash Corp. of Saskatchewan Inc. 4.00% 2026	1,800	1,860
Sherwin-Williams Co. 2.75% 2022	500	500
Sherwin-Williams Co. 3.125% 2024	295	297
Sherwin-Williams Co. 3.45% 2027	1,865	1,882
Sherwin-Williams Co. 4.50% 2047	465	490
Vale Overseas Ltd. 6.25% 2026	650	703
		12,598
Telecommunication services1.16%
AT&T Inc. 4.25% 2027	1,267	1,312
TELUS Corp. 3.70% 2027	1,345	1,364
Verizon Communications Inc. 4.125% 2027	951	984

American Funds Strategic Bond Fund — Page 4 of 10

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal?amount (000)	Value (000)
Verizon Communications Inc. 4.522% 2048	$300	$286
Zayo Group Holdings, Inc. 5.75% 20272	1,050	1,101
		5,047
Real estate0.39%
Alexandria Real Estate Equities, Inc. 3.95% 2028	400	408
Howard Hughes Corp. 5.375% 20252	1,250	1,281
		1,689
Total corporate bonds & notes		196,756
U.S. Treasury bonds & notes36.75% U.S. Treasury21.97%
U.S. Treasury 1.00% 20186	2,000	1,991
U.S. Treasury 1.00% 2019	762	755
U.S. Treasury 1.75% 2022	6,368	6,333
U.S. Treasury 2.00% 2024	46,908	46,503
U.S. Treasury 2.00% 2024	19,977	19,814
U.S. Treasury 2.375% 2027	15,129	15,231
U.S. Treasury 3.00% 2047	4,000	4,135
U.S. Treasury 3.00% 2047	882	911
		95,673
U.S. Treasury inflation-protected securities14.78%
U.S. Treasury Inflation-Protected Security 0.125% 20237	1,907	1,891
U.S. Treasury Inflation-Protected Security 0.25% 20256,7	2,374	2,335
U.S. Treasury Inflation-Protected Security 0.125% 20266,7	9,741	9,404
U.S. Treasury Inflation-Protected Security 0.625% 20267	1,132	1,140
U.S. Treasury Inflation-Protected Security 0.375% 20277	31,985	31,441
U.S. Treasury Inflation-Protected Security 2.125% 20417	2,903	3,637
U.S. Treasury Inflation-Protected Security 1.00% 20466,7	1,641	1,642
U.S. Treasury Inflation-Protected Security 0.875% 20476,7	13,269	12,894
		64,384
Total U.S. Treasury bonds & notes		160,057
Bonds & notes of governments & government agencies outside the U.S.9.76%
Brazil (Federative Republic of) 6.00% 20507	BRL3,041	956
Brazil (Federative Republic of) 6.00% 20557	6,661	2,114
India (Republic of) 7.61% 2030	INR367,000	6,031
India (Republic of) 7.88% 2030	333,000	5,509
Japan, Series 20, 0.10% 20257	¥500,500	4,643
Japan, Series 21, 0.10% 20267	2,004,178	18,626
Kuwait (State of) 3.50% 20272	$3,500	3,582
Uruguay (Oriental Republic of) 9.875% 2022	UYU29,100	1,055
		42,516
Municipals1.07% Illinois0.56%
G.O. Bonds, Pension Funding Series 2003, 5.10% 20335	$2,600	2,437

American Funds Strategic Bond Fund — Page 5 of 10

unaudited

Bonds, notes & other debt instruments Municipals (continued) New Jersey0.28%	Principal?amount (000)	Value (000)
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2033	$1,500	$737
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2034	1,000	466
		1,203
New York0.23%
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2049	750	205
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2055	2,400	504
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2056	1,600	316
		1,025
		4,665
Asset-backed obligations0.26%
CLI Funding V LLC, Series 2014-1A, Class A, 3.29% 20292,5	573	571
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 20212,5	570	568
		1,139
Total bonds, notes & other debt instruments (cost: $404,747,000)		405,133
Short-term securities6.57%
Chariot Funding, LLC 1.15% due 7/10/20172	4,650	4,649
Gotham Funding Corp. 1.20% due 7/14/20172	12,000	11,994
Mizuho Bank, Ltd. 1.19% due 7/27/20172	12,000	11,989
Total short-term securities (cost: $28,633,000)		28,632
Total investment securities 99.59% (cost: $433,380,000)		433,765
Other assets less liabilities 0.41%		1,785
Net assets 100.00%		$435,550

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount8 (000)	Value at 6/30/20179 (000)	Unrealized (depreciation) appreciation at 6/30/2017 (000)
10 Year Euro-Bund Futures	Long	40	September 2017	$4,000	$7,395	$(125)
10 Year U.S. Treasury Note Futures	Long	381	September 2017	38,100	47,827	(143)
20 Year U.S. Treasury Bond Futures	Short	85	September 2017	(8,500)	(13,063)	287
30 Year Ultra U.S. Treasury Bond Futures	Short	308	September 2017	(30,800)	(51,090)	439
5 Year U.S. Treasury Note Futures	Long	1,221	October 2017	122,100	143,878	(554)
2 Year U.S. Treasury Note Futures	Long	60	October 2017	12,000	12,967	(21)
90 Day Euro Dollar Futures	Short	65	September 2018	(16,250)	(15,972)	(28)
90 Day Euro Dollar Futures	Short	659	December 2018	(164,750)	(161,785)	(353)
						$(498)

American Funds Strategic Bond Fund — Page 6 of 10

unaudited

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 6/30/2017 (000)
Purchases (000)	Sales (000)
USD1,250	SGD1,730	JPMorgan Chase	7/7/2017	$(6)
USD858	AUD1,150	Citibank	7/7/2017	(26)
USD5,852	AUD7,900	JPMorgan Chase	7/7/2017	(219)
USD1,721	KRW1,935,000	Citibank	7/10/2017	30
USD2,848	MXN52,300	Bank of America, N.A.	7/10/2017	(29)
USD3,096	AUD4,100	Bank of America, N.A.	7/10/2017	(55)
USD2,532	JPY280,000	HSBC Bank	7/14/2017	41
USD4,231	CAD5,600	JPMorgan Chase	7/14/2017	(89)
USD1,431	KRW1,599,600	JPMorgan Chase	7/17/2017	33
USD11,143	INR720,000	HSBC Bank	7/17/2017	30
BRL4,326	USD1,298	Citibank	7/17/2017	3
USD2,976	AUD3,950	Barclays Bank PLC	7/17/2017	(59)
USD948	JPY105,000	JPMorgan Chase	7/20/2017	14
USD1,058	KRW1,210,000	Citibank	7/20/2017	—10
USD2,180	BRL7,300	JPMorgan Chase	7/20/2017	(13)
USD1,080	SGD1,500	JPMorgan Chase	7/24/2017	(10)
USD758	AUD1,000	JPMorgan Chase	7/24/2017	(11)
MXN9,892	USD540	Bank of America, N.A.	7/27/2017	3
USD155	SGD215	Bank of America, N.A.	7/27/2017	(1)
JPY428,055	USD3,850	Citibank	7/27/2017	(40)
USD6,295	JPY700,000	Citibank	7/28/2017	63
USD3,848	SEK33,500	Goldman Sachs	7/28/2017	(135)
USD2,200	BRL7,350	JPMorgan Chase	7/31/2017	(3)
USD5,123	JPY571,000	Bank of America, N.A.	8/4/2017	38
				$(441)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2017 (000)
0.27%	SONIA	9/14/2017	£2,940,000	$115	$—	$115
U.S. EFFR	1.1745%	11/1/2017	$2,453,400	74	—	74
U.S. EFFR	1.19125%	11/1/2017	2,560,000	26	—	26
U.S. EFFR	1.17865%	11/1/2017	1,226,600	25	—	25
U.S. EFFR	1.18625%	11/1/2017	1,525,000	15	—	15
U.S. EFFR	1.201%	11/1/2017	625,000	—	—	—
U.S. EFFR	1.19875%	11/1/2017	625,000	—	—	—
U.S. EFFR	1.211%	11/1/2017	860,000	(17)	—	(17)
U.S. EFFR	1.204%	11/1/2017	1,790,000	(18)	—	(18)
SONIA	0.295%	11/2/2017	£2,500,000	98	—	98
1.135%	3-month Canada BA	6/22/2018	C$255,000	(214)	—	(214)
1.1325%	3-month Canada BA	6/23/2018	130,000	(114)	—	(114)
3-month Canada BA	1.1875%	6/28/2018	255,000	145	—	145
3-month Canada BA	1.2075%	6/28/2018	130,000	54	—	54
7.48%	28-day MXN-TIIE	1/11/2019	MXN690,000	274	—	274
7.46%	28-day MXN-TIIE	1/24/2019	390,000	156	—	156

American Funds Strategic Bond Fund — Page 7 of 10

unaudited

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2017 (000)
1.385%	U.S. EFFR	3/14/2019	$234,000	$19	$—	$19
7.195%	28-day MXN-TIIE	4/15/2019	MXN220,000	58	—	58
3-month USD-LIBOR	1.5135%	4/19/2019	$315,000	369	—	369
1.348%	U.S. EFFR	5/26/2019	145,000	(158)	—	(158)
7.51%	28-day MXN-TIIE	5/30/2019	MXN410,000	256	—	256
3-month USD-LIBOR	1.504%	6/8/2019	$53,000	92	—	92
3-month USD-LIBOR	1.5055%	6/8/2019	53,000	91	—	91
1.337%	U.S. EFFR	6/8/2019	106,000	(148)	—	(148)
3-month USD-LIBOR	1.5395%	6/12/2019	53,000	58	—	58
1.367%	U.S. EFFR	6/12/2019	53,000	(45)	—	(45)
3-month USD-LIBOR	1.553%	6/14/2019	53,000	47	—	47
1.37%	U.S. EFFR	6/14/2019	53,000	(42)	—	(42)
3-month USD-LIBOR	1.555%	6/21/2019	53,000	51	—	51
1.362%	U.S. EFFR	6/21/2019	53,000	(53)	—	(53)
3-month USD-LIBOR	1.5445%	6/28/2019	53,000	67	—	67
1.351%	U.S. EFFR	6/28/2019	53,000	(67)	—	(67)
1.8725%	3-month USD-LIBOR	3/20/2020	52,000	231	—	231
7.14%	28-day MXN-TIIE	4/29/2020	MXN448,450	252	—	252
1.88984%	3-month USD-LIBOR	1/17/2022	$13,000	(11)	—	(11)
1.63%	U.S. EFFR	2/22/2022	32,700	(77)	—	(77)
3-month USD-LIBOR	1.9625%	5/3/2022	13,200	(18)	—	(18)
3-month USD-LIBOR	2.0075%	5/15/2022	20,500	(69)	—	(69)
6.99%	28-day MXN-TIIE	6/17/2022	MXN130,000	60	—	60
2.045%	3-month USD-LIBOR	3/24/2023	$53,800	(332)	—	(332)
1.8875%	3-month USD-LIBOR	6/7/2023	33,600	(319)	—	(319)
1.569%	3-month USD-LIBOR	7/6/2023	40,500	(625)	—	(625)
1.615%	3-month USD-LIBOR	8/18/2023	73,000	(1,082)	—	(1,082)
1.309%	3-month USD-LIBOR	9/27/2023	4,100	(180)	—	(180)
1.3035%	3-month USD-LIBOR	9/27/2023	4,100	(181)	—	(181)
2.42%	3-month USD-LIBOR	11/18/2023	50,000	(34)	—	(34)
2.031%	3-month USD-LIBOR	1/17/2024	8,700	(23)	—	(23)
3-month USD-LIBOR	2.0955%	2/10/2024	1,700	(2)	—	(2)
1.805%	U.S. EFFR	2/21/2024	48,000	(50)	—	(50)
3-month USD-LIBOR	2.3055%	3/7/2024	16,000	(226)	—	(226)
3-month USD-LIBOR	2.326%	3/7/2024	16,000	(247)	—	(247)
3-month USD-LIBOR	2.3275%	3/7/2024	16,000	(248)	—	(248)
3-month USD-LIBOR	2.013%	6/29/2024	16,500	99	—	99
2.524%	3-month USD-LIBOR	4/14/2025	9,000	42	—	42
6-month JPY-LIBOR	0.1277%	3/24/2026	¥500,000	35	—	35
6-month JPY-LIBOR	(0.0823)%	7/11/2026	1,200,000	220	—	220
3-month USD-LIBOR	1.6835%	11/2/2026	$3,900	186	—	186
3-month USD-LIBOR	1.688%	11/2/2026	2,100	99	—	99
28-day MXN-TIIE	8.07%	1/1/2027	MXN180,000	(658)	—	(658)
28-day MXN-TIIE	8.135%	1/14/2027	102,000	(400)	—	(400)
3-month USD-LIBOR	2.38%	2/15/2027	$13,100	(146)	—	(146)
3-month USD-LIBOR	2.466%	3/9/2027	16,700	(312)	—	(312)
3-month USD-LIBOR	2.5705%	3/14/2027	78,500	(2,190)	—	(2,190)
2.4805%	3-month USD-LIBOR	3/21/2027	27,000	535	—	535
2.333%	3-month USD-LIBOR	3/29/2027	30,000	198	—	198
2.3335%	3-month USD-LIBOR	3/29/2027	25,000	166	—	166
28-day MXN-TIIE	7.47%	4/5/2027	MXN60,000	(74)	—	(74)
3-month SEK-STIBOR	1.125%	4/28/2027	SKr138,000	130	—	130
0.8153%	6-month EURIBOR	4/28/2027	€14,500	(104)	—	(104)

American Funds Strategic Bond Fund — Page 8 of 10

unaudited

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2017 (000)
3-month USD-LIBOR	2.293%	5/3/2027	$5,800	$(16)	$—	$(16)
6-month GBP-LIBOR	1.206%	5/16/2027	£8,000	118	—	118
6-month GBP-LIBOR	1.215%	5/16/2027	8,000	109	—	109
28-day MXN-TIIE	7.625%	5/20/2027	MXN108,000	(199)	—	(199)
3-month USD-LIBOR	2.679%	4/14/2030	$4,800	(41)	—	(41)
3-month USD-LIBOR	2.35%	3/24/2031	11,700	286	—	286
3-month USD-LIBOR	2.22%	6/7/2031	7,300	264	—	264
3-month USD-LIBOR	1.8929%	7/6/2031	8,700	554	—	554
3-month USD-LIBOR	1.87%	8/18/2031	15,500	1,021	—	1,021
3-month USD-LIBOR	2.57%	11/18/2031	11,000	96	—	96
3-month USD-LIBOR	2.625%	2/21/2047	2,000	(42)	—	(42)
3-month USD-LIBOR	2.673%	3/3/2047	8,000	(253)	—	(253)
2.818%	3-month USD-LIBOR	3/15/2047	6,300	399	—	399
3-month USD-LIBOR	2.601%	4/6/2047	5,300	(83)	—	(83)
3-month USD-LIBOR	2.609%	4/6/2047	5,200	(91)	—	(91)
1.4903%	6-month GBP-LIBOR	5/16/2047	£3,200	(107)	—	(107)
1.4763%	6-month GBP-LIBOR	5/16/2047	3,100	(117)	—	(117)
					$—	$(2,243)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments (000)	Unrealized appreciation at 6/30/2017 (000)
CDX.NA.HY.28	5.00%/Quarterly	6/20/2022	$104,075	$(7,179)	$(7,432)	$253

1	Coupon rate may change periodically.
2	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $88,543,000, which represented 20.33% of the net assets of the fund.
3	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
4	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,024,000, which represented .46% of the net assets of the fund.
5	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6	A portion of this security was pledged as collateral. The total value of pledged collateral was $15,180,000, which represented 3.49% of the net assets of the fund.
7	Index-linked bond whose principal amount moves with a government price index.
8	Notional amount is calculated based on the number of contracts and notional contract size.
9	Value is calculated based on the notional amount and current market price.
10	Amount less than one thousand.

American Funds Strategic Bond Fund — Page 9 of 10

unaudited

Key to abbreviations and symbols
AUD = Australian dollars
Auth. = Authority
BA = Banker’s acceptances
BRL = Brazilian reais
CAD/C$ = Canadian dollars
Dev. = Development
EFFR = Federal Funds Effective Rate
EURIBOR = Euro Interbank Offered Rate
€ = Euros
G.O. = General Obligation
GBP/£ = British pounds
INR = Indian rupees
JPY/¥ = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
Rev. = Revenue
SEK/SKr = Swedish kronor
SGD = Singapore dollars
SONIA = Sterling Overnight Interbank Average Rate
STIBOR = Stockholm Interbank Offered Rate
TIIE = Equilibrium Interbank Interest Rate
USD/$ = U.S. dollars
UYU = Uruguayan pesos

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Securities offered through American Funds Distributors, Inc.

MFGEFPX-112-0817O-S61902	American Funds Strategic Bond Fund — Page 10 of 10

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS STRATEGIC BOND FUND

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: August 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: August 31, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 31, 2017